Financial Instruments and Related Risk Management - Summary of Available Credit Facilities (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [Line Items]
Total Amount	$ 820
Amount Outstanding and Committed	650	$ 391
Credit Facilities	$ 326	238
Unsecured revolving term credit facility [Member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings, maturity	April 10, 2023
Uncommitted revolving demand facility [Member]
Disclosure of detailed information about borrowings [Line Items]
Total Amount	$ 500
Accounts receivable securitization [Member]
Disclosure of detailed information about borrowings [Line Items]
Amount Available	0	$ 500
Liquidity risk [Member] | Unsecured revolving term credit facility [Member]
Disclosure of detailed information about borrowings [Line Items]
Total Amount	4,500
Amount Outstanding and Committed	650
Amount Available	3,850
Liquidity risk [Member] | Uncommitted revolving demand facility [Member]
Disclosure of detailed information about borrowings [Line Items]
Total Amount	500
Amount Available	500
Amount outstanding and committed	0
Liquidity risk [Member] | Other credit facilities [Member]
Disclosure of detailed information about borrowings [Line Items]
Total Amount	820
Amount Available	494
Credit Facilities	$ 326